RELATED PARTIES - Directors and Key Management Personnel (Details)	12 Months Ended
	Dec. 31, 2020 ZAR (R) shares	Dec. 31, 2019 ZAR (R) shares	Dec. 31, 2018 ZAR (R) shares	Dec. 31, 2015 ZAR (R)
Bonus Share Plan (BSP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	2,141,415	4,557,919	4,479,679
Granted (in shares)	0	0	2,492,584
Vested, deemed settled (in shares)	1,135,438	2,307,439	2,055,001
Forfeited/ Lapsed (in shares)	0	109,065	359,343
Awards outstanding at end of year (in shares)	1,005,977	2,141,415	4,557,919
Fair value of granted awards | R			R 119.14
Bonus Share Plan (BSP) | Directors and Key Management Personnel
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	945,774
Granted (in shares)	0
Vested, deemed settled (in shares)	945,774
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	945,774
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	319,670,000
Fair value of unvested awards | R	R 0
Bonus Share Plan (BSP) | Executive Directors
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	27,817
Granted (in shares)	0
Vested, deemed settled (in shares)	27,817
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	27,817
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	9,402,000
Fair value of unvested awards | R	R 0
Bonus Share Plan (BSP) | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	0
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	0
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	0
Fair value of unvested awards | R	R 0
Bonus Share Plan (BSP) | KC Ramon
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	27,817
Granted (in shares)	0
Vested, deemed settled (in shares)	27,817
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	27,817
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	9,402,000
Fair value of unvested awards | R	R 0
Bonus Share Plan (BSP) | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	108,298
Granted (in shares)	0
Vested, deemed settled (in shares)	108,298
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	108,298
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	36,603,000
Fair value of unvested awards | R	R 0
Bonus Share Plan (BSP) | SD Bailey
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	8,306
Granted (in shares)	0
Vested, deemed settled (in shares)	8,306
Forfeited/ Lapsed (in shares)
Awards outstanding at end of year (in shares)	0	8,306
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	2,807,000
Fair value of unvested awards | R	R 0
Bonus Share Plan (BSP) | PD Chenard
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	0
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	0
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	0
Fair value of unvested awards | R	R 0
Bonus Share Plan (BSP) | GJ Ehm
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	22,997
Granted (in shares)	0
Vested, deemed settled (in shares)	22,997
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	22,997
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	7,773,000
Fair value of unvested awards | R
Bonus Share Plan (BSP) | L Eybers
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	22,288
Granted (in shares)	0
Vested, deemed settled (in shares)	22,288
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	22,288
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	7,533,000
Fair value of unvested awards | R	R 0
Bonus Share Plan (BSP) | I Kramer
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	3,716
Granted (in shares)	0
Vested, deemed settled (in shares)	3,716
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	3,716
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	1,256,000
Fair value of unvested awards | R	R 0
Bonus Share Plan (BSP) | L Marwick
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	3,577
Granted (in shares)	0
Vested, deemed settled (in shares)	3,577
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	3,577
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	1,209,000
Fair value of unvested awards | R	R 0
Bonus Share Plan (BSP) | S Ntuli
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	10,637
Granted (in shares)	0
Vested, deemed settled (in shares)	10,637
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	10,637
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	3,595,000
Fair value of unvested awards | R	R 0
Bonus Share Plan (BSP) | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	19,072
Granted (in shares)	0
Vested, deemed settled (in shares)	19,072
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	19,072
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	6,446,000
Fair value of unvested awards | R	R 0
Bonus Share Plan (BSP) | TR Sibisi
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	17,705
Granted (in shares)	0
Vested, deemed settled (in shares)	17,705
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	17,705
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	5,984,000
Fair value of unvested awards | R	R 0
Bonus Share Plan (BSP) | Other management
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	809,659
Granted (in shares)	0
Vested, deemed settled (in shares)	809,659
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	809,659
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	273,665,000
Fair value of unvested awards | R	R 0
Long Term Incentive Plan (LTIP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	229,639	447,842	2,466,357
Vested, deemed settled (in shares)	118,077	218,203	832,185
Forfeited/ Lapsed (in shares)	0	0	1,186,330
Awards outstanding at end of year (in shares)	111,562	229,639	447,842
Fair value of granted awards | R				R 129.94
Duration of business day volume to calculate weighted average per share price	5 days
Long Term Incentive Plan (LTIP) | Directors and Key Management Personnel
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	1,480,562
Granted (in shares)	0
Vested, deemed settled (in shares)	1,398,499
Forfeited/ Lapsed (in shares)	82,063
Awards outstanding at end of year (in shares)	0	1,480,562
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	390,432,000
Fair value of unvested awards | R	R 0
Long Term Incentive Plan (LTIP) | Executive Directors
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	110,595
Granted (in shares)	0
Vested, deemed settled (in shares)	104,468
Forfeited/ Lapsed (in shares)	6,127
Awards outstanding at end of year (in shares)	0	110,595
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	29,431,000
Fair value of unvested awards | R	R 0
Long Term Incentive Plan (LTIP) | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	0
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	0
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	0
Fair value of unvested awards | R	R 0
Long Term Incentive Plan (LTIP) | KC Ramon
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	110,595
Granted (in shares)	0
Vested, deemed settled (in shares)	104,468
Forfeited/ Lapsed (in shares)	6,127
Awards outstanding at end of year (in shares)	0	110,595
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	29,431,000
Fair value of unvested awards | R	R 0
Long Term Incentive Plan (LTIP) | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	435,422
Granted (in shares)	0
Vested, deemed settled (in shares)	411,297
Forfeited/ Lapsed (in shares)	24,125
Awards outstanding at end of year (in shares)	0	435,422
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	115,804,000
Fair value of unvested awards | R	R 0
Long Term Incentive Plan (LTIP) | SD Bailey
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	19,793
Granted (in shares)	0
Vested, deemed settled (in shares)	18,696
Forfeited/ Lapsed (in shares)	1,097
Awards outstanding at end of year (in shares)	0	19,793
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	5,267,000
Fair value of unvested awards | R	R 0
Long Term Incentive Plan (LTIP) | PD Chenard
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	0
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	0
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	0
Fair value of unvested awards | R	R 0
Long Term Incentive Plan (LTIP) | GJ Ehm
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	110,595
Granted (in shares)	0
Vested, deemed settled (in shares)	104,468
Forfeited/ Lapsed (in shares)	6,127
Awards outstanding at end of year (in shares)	0	110,595
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	29,431,000
Fair value of unvested awards | R	R 0
Long Term Incentive Plan (LTIP) | L Eybers
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	97,535
Granted (in shares)	0
Vested, deemed settled (in shares)	92,131
Forfeited/ Lapsed (in shares)	5,404
Awards outstanding at end of year (in shares)	0	97,535
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	25,955,000
Fair value of unvested awards | R	R 0
Long Term Incentive Plan (LTIP) | I Kramer
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	10,143
Granted (in shares)	0
Vested, deemed settled (in shares)	9,581
Forfeited/ Lapsed (in shares)	562
Awards outstanding at end of year (in shares)	0	10,143
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	2,661,000
Fair value of unvested awards | R	R 0
Long Term Incentive Plan (LTIP) | L Marwick
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	7,749
Granted (in shares)	0
Vested, deemed settled (in shares)	7,319
Forfeited/ Lapsed (in shares)	430
Awards outstanding at end of year (in shares)	0	7,749
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	2,033,000
Fair value of unvested awards | R	R 0
Long Term Incentive Plan (LTIP) | S Ntuli
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	25,173
Granted (in shares)	0
Vested, deemed settled (in shares)	23,778
Forfeited/ Lapsed (in shares)	1,395
Awards outstanding at end of year (in shares)	0	25,173
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	6,699,000
Fair value of unvested awards | R	R 0
Long Term Incentive Plan (LTIP) | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	88,463
Granted (in shares)	0
Vested, deemed settled (in shares)	83,562
Forfeited/ Lapsed (in shares)	4,901
Awards outstanding at end of year (in shares)	0	88,463
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	23,541,000
Fair value of unvested awards | R	R 0
Long Term Incentive Plan (LTIP) | TR Sibisi
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	75,971
Granted (in shares)	0
Vested, deemed settled (in shares)	71,762
Forfeited/ Lapsed (in shares)	4,209
Awards outstanding at end of year (in shares)	0	75,971
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	20,217,000
Fair value of unvested awards | R	R 0
Long Term Incentive Plan (LTIP) | Other management
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	934,545
Granted (in shares)	0
Vested, deemed settled (in shares)	882,734
Forfeited/ Lapsed (in shares)	51,811
Awards outstanding at end of year (in shares)	0	934,545
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	245,197,000
Fair value of unvested awards | R	R 0
Co-investment Plan (CIP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	23,927	112,578	95,378
Granted (in shares)	0	0	80,809
Matched (in shares)	23,927	72,151	51,976
Forfeited/ Lapsed (in shares)	0	16,500	11,633
Awards outstanding at end of year (in shares)	0	23,927	112,578
Co-investment Plan (CIP) | Directors and Key Management Personnel
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	23,927
Granted (in shares)	0
Matched (in shares)	23,927
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	23,927
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	7,818,000
Fair value of unvested awards | R	R 0
Co-investment Plan (CIP) | Executive Directors
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	8,475
Granted (in shares)	0
Matched (in shares)	8,475
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	8,475
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	2,780,000
Fair value of unvested awards | R	R 0
Co-investment Plan (CIP) | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	0
Matched (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	0
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	0
Fair value of unvested awards | R	R 0
Co-investment Plan (CIP) | KC Ramon
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	8,475
Granted (in shares)	0
Matched (in shares)	8,475
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	8,475
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	2,780,000
Fair value of unvested awards | R	R 0
Co-investment Plan (CIP) | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	15,452
Granted (in shares)	0
Matched (in shares)	15,452
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	15,452
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	5,038,000
Fair value of unvested awards | R	R 0
Co-investment Plan (CIP) | SD Bailey
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	0
Matched (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	0
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	0
Fair value of unvested awards | R	R 0
Co-investment Plan (CIP) | PD Chenard
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	0
Matched (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	0
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	0
Fair value of unvested awards | R	R 0
Co-investment Plan (CIP) | GJ Ehm
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	0
Matched (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	0
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	0
Fair value of unvested awards | R	R 0
Co-investment Plan (CIP) | L Eybers
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	6,590
Granted (in shares)	0
Matched (in shares)	6,590
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	6,590
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	2,264,000
Fair value of unvested awards | R	R 0
Co-investment Plan (CIP) | I Kramer
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	0
Matched (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	0
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	0
Fair value of unvested awards | R	R 0
Co-investment Plan (CIP) | L Marwick
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	0
Matched (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	0
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	0
Fair value of unvested awards | R	R 0
Co-investment Plan (CIP) | S Ntuli
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	0
Matched (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	0
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	0
Fair value of unvested awards | R	R 0
Co-investment Plan (CIP) | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	5,742
Granted (in shares)	0
Matched (in shares)	5,742
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	5,742
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	1,883,000
Fair value of unvested awards | R	R 0
Co-investment Plan (CIP) | TR Sibisi
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	3,120
Granted (in shares)	0
Matched (in shares)	3,120
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	3,120
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	891,000
Fair value of unvested awards | R	R 0
Co-investment Plan (CIP) | Other management
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	0
Matched (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	0
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	0
Fair value of unvested awards | R	R 0
Share Sign On Incentive
Disclosure of transactions between related parties [line items]
Duration of business day volume to calculate weighted average per share price	5 days
Share Sign On Incentive | Directors and Key Management Personnel
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	240,829
Granted (in shares)	0
Vested, deemed settled (in shares)	120,414
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	120,415	240,829
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	43,998,000
Fair value of unvested awards | R	R 41,245,000
Share Sign On Incentive | Executive Directors
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	175,878
Granted (in shares)	0
Vested, deemed settled (in shares)	87,939
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	87,939	175,878
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	28,473,000
Fair value of unvested awards | R	R 30,121,000
Share Sign On Incentive | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	175,878
Granted (in shares)	0
Vested, deemed settled (in shares)	87,939
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	87,939	175,878
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	28,473,000
Fair value of unvested awards | R	R 30,121,000
Share Sign On Incentive | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	64,951
Granted (in shares)	0
Vested, deemed settled (in shares)	32,475
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	32,476	64,951
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	15,525,000
Fair value of unvested awards | R	R 11,124,000
Share Sign On Incentive | PD Chenard
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	64,951
Granted (in shares)	0
Vested, deemed settled (in shares)	32,475
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	32,476	64,951
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	15,525,000
Fair value of unvested awards | R	R 11,124,000
Sign-on shares settled | PD Chenard
Disclosure of transactions between related parties [line items]
Vesting period	2 years
Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	1,599,360
Granted (in shares)	1,176,532	1,669,191
Vested, deemed settled (in shares)	330,555	14,623
Forfeited/ Lapsed (in shares)	155,575	55,208
Awards outstanding at end of year (in shares)	2,289,762	1,599,360
Fair value of granted awards | R	R 325.97	R 204.42
Vesting period	5 years
Deferred Share Plan (DSP) | Directors and Key Management Personnel
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	1,599,360
Granted (in shares)	1,176,532
Vested, deemed settled (in shares)	513,994
Forfeited/ Lapsed (in shares)	155,575
Awards outstanding at end of year (in shares)	2,106,323	1,599,360
Fair value of granted awards | R	R 383,514,000
Fair value of vested/matched awards | R	173,731,000
Fair value of unvested awards | R	R 721,456,000
Deferred Share Plan (DSP) | Executive Directors
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	157,524
Granted (in shares)	191,314
Vested, deemed settled (in shares)	31,504
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	317,334	157,524
Fair value of granted awards | R	R 62,363,000
Fair value of vested/matched awards | R	10,648,000
Fair value of unvested awards | R	R 108,693,000
Deferred Share Plan (DSP) | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	67,742
Granted (in shares)	128,719
Vested, deemed settled (in shares)	13,548
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	182,913	67,742
Fair value of granted awards | R	R 41,959,000
Fair value of vested/matched awards | R	4,579,000
Fair value of unvested awards | R	R 62,651,000
Deferred Share Plan (DSP) | KC Ramon
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	89,782
Granted (in shares)	62,595
Vested, deemed settled (in shares)	17,956
Forfeited/ Lapsed (in shares)
Awards outstanding at end of year (in shares)	134,421	89,782
Fair value of granted awards | R	R 20,404,000
Fair value of vested/matched awards | R	6,069,000
Fair value of unvested awards | R	R 46,042,000
Deferred Share Plan (DSP) | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	347,684
Granted (in shares)	340,064
Vested, deemed settled (in shares)	79,473
Forfeited/ Lapsed (in shares)	99,238
Awards outstanding at end of year (in shares)	509,037	347,684
Fair value of granted awards | R	R 110,851,000
Fair value of vested/matched awards | R	26,863,000
Fair value of unvested awards | R	R 174,355,000
Deferred Share Plan (DSP) | SD Bailey
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	19,196
Granted (in shares)	39,635
Vested, deemed settled (in shares)	6,398
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	52,433	19,196
Fair value of granted awards | R	R 12,920,000
Fair value of vested/matched awards | R	2,163,000
Fair value of unvested awards | R	R 17,959,000
Deferred Share Plan (DSP) | PD Chenard
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	40,251
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	40,251	0
Fair value of granted awards | R	R 13,121,000
Fair value of vested/matched awards | R	0
Fair value of unvested awards | R	R 13,787,000
Deferred Share Plan (DSP) | GJ Ehm
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	82,037
Granted (in shares)	54,574
Vested, deemed settled (in shares)	16,407
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	120,204	82,037
Fair value of granted awards | R	R 17,789,000
Fair value of vested/matched awards | R	5,546,000
Fair value of unvested awards | R	R 41,172,000
Deferred Share Plan (DSP) | L Eybers
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	77,380
Granted (in shares)	53,982
Vested, deemed settled (in shares)	15,476
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	115,886	77,380
Fair value of granted awards | R	R 17,597,000
Fair value of vested/matched awards | R	5,231,000
Fair value of unvested awards | R	R 39,693,000
Deferred Share Plan (DSP) | I Kramer
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	7,759
Granted (in shares)	9,012
Vested, deemed settled (in shares)	3,879
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	12,892	7,759
Fair value of granted awards | R	R 2,938,000
Fair value of vested/matched awards | R	1,311,000
Fair value of unvested awards | R	R 4,416,000
Deferred Share Plan (DSP) | L Marwick
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	6,170
Granted (in shares)	8,397
Vested, deemed settled (in shares)	3,085
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	11,482	6,170
Fair value of granted awards | R	R 2,737,000
Fair value of vested/matched awards | R	1,043,000
Fair value of unvested awards | R	R 3,933,000
Deferred Share Plan (DSP) | S Ntuli
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	24,006
Granted (in shares)	46,110
Vested, deemed settled (in shares)	8,002
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	62,114	24,006
Fair value of granted awards | R	R 15,030,000
Fair value of vested/matched awards | R	2,705,000
Fair value of unvested awards | R	R 21,275,000
Deferred Share Plan (DSP) | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	67,712
Granted (in shares)	45,068
Vested, deemed settled (in shares)	13,542
Forfeited/ Lapsed (in shares)	99,238
Awards outstanding at end of year (in shares)	0	67,712
Fair value of granted awards | R	R 14,691,000
Fair value of vested/matched awards | R	4,577,000
Fair value of unvested awards | R	R 0
Deferred Share Plan (DSP) | TR Sibisi
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	63,424
Granted (in shares)	43,035
Vested, deemed settled (in shares)	12,684
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	93,775	63,424
Fair value of granted awards | R	R 14,028,000
Fair value of vested/matched awards | R	4,287,000
Fair value of unvested awards | R	R 32,120,000
Deferred Share Plan (DSP) | Other management
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	1,094,152
Granted (in shares)	645,154
Vested, deemed settled (in shares)	403,017
Forfeited/ Lapsed (in shares)	56,337
Awards outstanding at end of year (in shares)	1,279,952	1,094,152
Fair value of granted awards | R	R 210,300,000
Fair value of vested/matched awards | R	136,220,000
Fair value of unvested awards | R	R 438,408,000